PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

($ millions)	Land and Land Rights	Pipelines	Facilities and Equipment	Other	Assets Under Construction	Total
Cost
Balance at December 31, 2015	149	3,882	4,076	900	1,721	10,728
Additions and Transfers	69	211	1,116	168	244	1,808
Acquisition		100	391	20	11	522
Change in decommissioning provision		61	(31)			30
Disposals and other		(1)	(38)	1	(11)	(49)
Balance at December 31, 2016	218	4,253	5,514	1,089	1,965	13,039
Additions and transfers	70	1,895	1,230	133	(1,428)	1,900
Acquisition (Note 6)	41	448			123	612
Change in decommissioning provision	—	63	(21)	—	—	42
Disposals and other	—	(9)	(8)	1	(1)	(17)
Balance at December 31, 2017	329	6,650	6,715	1,223	659	15,576

Depreciation
Balance at December 31, 2015	6	928	420	120		1,474
Depreciation	1	41	160	45		247
Disposals and other		(3)	(5)	(5)		(13)
Balance at December 31, 2016	7	966	575	160	—	1,708
Depreciation	2	136	148	48	—	334
Disposals and other		(6)	(2)	(4)	—	(12)
Balance at December 31, 2017	9	1,096	721	204	—	2,030

Carrying amounts
Balance at December 31, 2016	211	3,287	4,939	929	1,965	11,331
Balance at December 31, 2017	320	5,554	5,994	1,019	659	13,546
Property, plant and equipment under construction
Costs of assets under construction at December 31, 2017 totaled $659 million (2016: $1,965 million) including capitalized borrowing costs.
For the year ended December 31, 2017, included in additions and transfers are capitalized borrowing costs related to the construction of new pipelines or facilities amounting to $63 million (2016: $72 million), with capitalization rates ranging from 3.87 percent to 4.39 percent (2016: 4.29 percent to 4.59 percent).
Depreciation
Pipeline assets are depreciated using the straight line method over one to 75 years with the majority of assets depreciated over 40 years. Facilities and equipment are depreciated using the straight line method over one to 75 years with the majority of assets depreciated over 40 years. Other assets are depreciated using the straight line method over one to 40 years with the majority of assets depreciated over 40 years. These rates are established to depreciate remaining net book value over the shorter of their useful lives or economic lives.
Commitments
At December 31, 2017, the Company had contractual construction commitments for property, plant and equipment of $1,340 million (December 31, 2016: $2,196 million), excluding significant projects awaiting regulatory approval.